Significant Accounting Policies - Subsidiaries and investments (Details)						12 Months Ended
	Dec. 31, 2022	Oct. 06, 2022	Aug. 12, 2021	Apr. 27, 2021	Feb. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bewater Ventures I GA Fundo de Investimento em Participacoes Multiestrategia
Significant accounting policies
Principal activities						Private equity	Private equity	Private equity
Country of Incorporation, Investee						Brazil	Brazil	Brazil
Direct and indirect interest, Investee			11.00%		11.10%	10.88%	11.00%	14.50%
INCO Limited
Significant accounting policies
Principal activities						Collection services	Collection services
Country of Incorporation, Investee						Cayman Islands	Cayman Islands
Direct and indirect interest, Investee		24.90%		26.09%		24.93%	26.10%
Tera Treinamentos Profissionais Ltda
Significant accounting policies
Principal activities						Educational content	Educational content
Country of Incorporation, Investee						Brazil	Brazil
Direct and indirect interest, Investee						23.43%	23.40%
Arco Educacao S.A.
Significant accounting policies
Principal activities						Holding	Holding	Holding
Country of Incorporation, Subsidiary						Brazil	Brazil	Brazil
Direct and indirect interest, Subsidiary						100.00%	100.00%	100.00%
Arce Participacoes Ltda.
Significant accounting policies
Principal activities						Holding	Holding
Country of Incorporation, Subsidiary						Brazil	Brazil
Direct and indirect interest, Subsidiary						100.00%	100.00%
Companhia Brasileira de Educacao e Sistemas de Ensino S.A.
Significant accounting policies
Principal activities						Educational content	Educational content	Educational content
Country of Incorporation, Subsidiary						Brazil	Brazil	Brazil
Direct and indirect interest, Subsidiary						100.00%	100.00%	100.00%
Barra Americas Editora Ltda.
Significant accounting policies
Principal activities								Educational content
Country of Incorporation, Subsidiary								Brazil
Direct and indirect interest, Subsidiary								100.00%
Distribuidora de Material Didatico Desterro Ltda.
Significant accounting policies
Principal activities								Educational content
Country of Incorporation, Subsidiary								Brazil
Direct and indirect interest, Subsidiary								100.00%
SAS Sistema de Ensino Ltda.
Significant accounting policies
Principal activities								Educational content
Country of Incorporation, Subsidiary								Brazil
Direct and indirect interest, Subsidiary								100.00%
Arco Ventures S.A.
Significant accounting policies
Principal activities								Educational content
Country of Incorporation, Subsidiary								Brazil
Direct and indirect interest, Subsidiary								100.00%
SAS Livrarias Ltda.
Significant accounting policies
Principal activities								Educational content
Country of Incorporation, Subsidiary								Brazil
Direct and indirect interest, Subsidiary								100.00%
SAE Digital S.A.
Significant accounting policies
Principal activities						Educational content	Educational content	Educational content
Country of Incorporation, Subsidiary						Brazil	Brazil	Brazil
Direct and indirect interest, Subsidiary						100.00%	100.00%	100.00%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A.
Significant accounting policies
Principal activities						Educational content	Educational content	Educational content
Country of Incorporation, Subsidiary						Brazil	Brazil	Brazil
Direct and indirect interest, Subsidiary						51.50%	51.50%	51.50%
Nave a Vela Ltda.
Significant accounting policies
Principal activities								Educational content
Country of Incorporation, Subsidiary								Brazil
Direct and indirect interest, Subsidiary								51.00%
Atech Solues Tecnolgicas S.A.
Significant accounting policies
Principal activities						Educational technology	Educational technology	Educational technology
Country of Incorporation, Subsidiary						Brazil	Brazil	Brazil
Direct and indirect interest, Subsidiary						100.00%	100.00%	100.00%
NLP Solues Educacionais S.A.
Significant accounting policies
Principal activities						Educational content	Educational content	Educational content
Country of Incorporation, Subsidiary						Brazil	Brazil	Brazil
Direct and indirect interest, Subsidiary						100.00%	100.00%	100.00%
WPensar S.A.
Significant accounting policies
Principal activities						Educational technology	Educational technology	Educational technology
Country of Incorporation, Subsidiary						Brazil	Brazil	Brazil
Direct and indirect interest, Subsidiary						100.00%	100.00%	100.00%
Geekie Desenvolvimento de Softwares S.A.
Significant accounting policies
Principal activities							Educational technology	Educational technology
Country of Incorporation, Subsidiary							Brazil	Brazil
Direct and indirect interest, Subsidiary							57.40%	56.00%
Studos Software Ltda.
Significant accounting policies
Principal activities							Educational content	Educational content
Country of Incorporation, Subsidiary							Brazil	Brazil
Direct and indirect interest, Subsidiary							100.00%	100.00%
NSE Solues Educacionais S.A.
Significant accounting policies
Principal activities						Educational content	Educational content	Educational content
Country of Incorporation, Subsidiary						Brazil	Brazil	Brazil
Direct and indirect interest, Subsidiary						60.00%	60.00%	60.00%
Me Salva! Cursos e Consultorias S/A.
Significant accounting policies
Principal activities						Educational content	Educational content
Country of Incorporation, Subsidiary						Brazil	Brazil
Direct and indirect interest, Subsidiary	100.00%					100.00%	60.00%
Quadrado Magico Desenvolvimento e Licenciamento de Software S.A.
Significant accounting policies
Principal activities							Educational content
Country of Incorporation, Subsidiary							Brazil
Direct and indirect interest, Subsidiary							100.00%
Desenvoolva - Educacao, Treinamento e Consultoria Corporativa Ltda.
Significant accounting policies
Principal activities						Educational content	Educational content
Country of Incorporation, Subsidiary						Brazil	Brazil
Direct and indirect interest, Subsidiary						100.00%	100.00%
P2D Educacao Ltda.
Significant accounting policies
Principal activities							Educational content
Country of Incorporation, Subsidiary							Brazil
Direct and indirect interest, Subsidiary							100.00%